Segment Information	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Segment Information

6. Segment Information

(1)
Overview of Reportable Segments

The Group’s operating segments are components of the Group that engage in business activities from which they may earn revenues and incur expenses, and those components' discrete financial information is available. Such operating segments engage in business activities that earn revenues and incur expenses and the operating segments are subject to regular review by the Chief Executive Officer (“CEO”), who is the Group’s Chief Operating Decision Maker (“CODM”), in deciding how to allocate resources and in assessing performance.

Accordingly, the Group has two operating segments, Payment segment and Financial service segment, which are also reportable segments that are determined based on the nature of services as described below. The reportable segments were revised from PayPay segment and PayPay Card segment to Payment segment and Financial service segment due to the change of segment management classifications triggered by the business combinations of PayPay Securities Corporation and PayPay Bank Corporation, which are described in Note 7, Business Combinations.

(i)
Payment segment

The Payment segment mainly consists of PayPay Corporation and PayPay Card Corporation. This segment includes payment settlement services and related services offered through our PayPay app and credit payment settlement services such as revolving and installment payment options and cash advances.

(ii)
Financial service segment

The Financial service segment mainly consists of PayPay Bank Corporation, PayPay Securities Corporation, and Credit Engine, Inc. This segment includes financial service such as internet banking services, securities intermediary services and PayPay Point investment-related services, and loan management services.

(2)
Profit or Loss for the Group's Reportable Segments

The Group’s CODM primarily uses revenue and operating profit or loss to allocate resources and assess performance. The Group’s segment profit or loss for each reportable segment is prepared in the same basis as the Group’s consolidated financial statements. The total of individual segment profit or loss is equivalent to operating profit or loss presented on the Group’s Consolidated Statements of Profit or Loss.

Segment financial information presented below does not include assets or liabilities, as the Group's CODM does not allocate resources or assess performance based on such information.

Inter-segment transaction prices are determined in the same manner as arm's length transactions with external customers.

For the year ended March 31, 2024
	(In millions of yen)
	Payment	Financial service	Inter-segment eliminations	Consolidated
Transaction and service income
Revenue from external customers	149,310	24,817	—	174,127
Inter-segment revenue	823	2,081	(2,904)	—
Total transaction and service income	150,133	26,898	(2,904)	174,127
Interest income	59,013	14,871	—	73,884
Gains (losses) on financial instruments	405	4,236	—	4,641
Other operating income	1,756	203	—	1,959
Total revenue	211,307	46,208	(2,904)	254,611
Operating expenses (1)	(215,084)	(42,420)	2,904	(254,600)
Segment profit (loss) (2)	(3,777)	3,788	—	11

(1)
For information on depreciation and amortization expenses, see Note 33, Operating Expenses.
(2)
The total of segment profit (loss) is equivalent to profit before tax in the Consolidated Statements of Profit or Loss for the year ended March 31, 2024.

For the year ended March 31, 2025
	(In millions of yen)
	Payment	Financial service	Inter-segment eliminations	Consolidated
Transaction and service income
Revenue from external customers	176,597	26,998	—	203,595
Inter-segment revenue	1,454	1,362	(2,816)	—
Total transaction and service income	178,051	28,360	(2,816)	203,595
Interest income	68,623	19,819	—	88,442
Gains (losses) on financial instruments	276	5,253	—	5,529
Other operating income	1,304	208	—	1,512
Total revenue	248,254	53,640	(2,816)	299,078
Operating expenses (1)	(217,898)	(48,486)	2,816	(263,568)
Segment profit	30,356	5,154	—	35,510

(Reconciliation to profit before tax)
Share of loss of investments accounted for using the equity method				(549)
Profit before tax				34,961

(1)
For information on depreciation and amortization expenses, see Note 33, Operating Expenses.

For the year ended March 31, 2026
	(In millions of yen)
	Payment	Financial service	Inter-segment eliminations	Consolidated
Transaction and service income
Revenue from external customers	220,770	30,271	—	251,041
Inter-segment revenue	1,124	870	(1,994)	—
Total transaction and service income	221,894	31,141	(1,994)	251,041
Interest income	84,574	32,674	(760)	116,488
Gains (losses) on financial instruments	2,327	7,923	—	10,250
Other operating income	2,422	628	(167)	2,883
Total revenue	311,217	72,366	(2,921)	380,662
Operating expenses (1)	(246,722)	(56,779)	2,921	(300,580)
Segment profit	64,495	15,587	—	80,082

(Reconciliation to profit before tax)
Share of loss of investments accounted for using the equity method				(137)
Profit before tax				79,945

(1)
For information on depreciation and amortization expenses, see Note 33, Operating Expenses.

(3)
Geographical Information

Almost all revenues from external customers of the Group were generated in Japan, which is the Company’s country of domicile, for the years ended March 31, 2024, 2025 and 2026. In addition, the assets of the Group were primarily located in Japan, as of March 31, 2025 and 2026.

(4)
Service Information

The services provided and the amount of revenue are described in revenue section within Note 3, Material Accounting Policies and Note 30, Revenue.

(5)
Information about Major Customers

There are no customers that individually accounted for more than 10% of the Group's revenues during the year ended March 31, 2024, 2025 and 2026.